Related Party Transactions (Details) - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 26, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Chief Executive Officer [Member]
Due to Related Parties, Current [Roll Forward]
Beginning Balance
Monies owed to related party for services performed		66,667	60,000	82,500
Monies paid, net		(66,667)	(60,000)	(82,500)
Ending Balance
Vice President of US Operations [Member]
Due to Related Parties, Current [Roll Forward]
Beginning Balance	2,791	2,791	(3,500)	(3,500)	1,213
Monies owed to related party for services performed		73,749	55,127	80,750	58,531
Monies paid, net		(75,667)	(45,955)	(74,459)	(63,244)
Ending Balance		873	5,972	2,791	(3,500)
Florida General Manager [Member]
Due to Related Parties, Current [Roll Forward]
Beginning Balance	3,942	3,942
Monies owed to related party for services performed	5,980			9,774	4,830
Monies due from related party for services performed	(26,812)			(57,334)	(82,561)
Monies paid, net	16,890
Monies received, net				51,502	77,731
Ending Balance				3,942
Former Chief Technical Officer [Member]
Due to Related Parties, Current [Roll Forward]
Beginning Balance	27,672	27,672	15,050	15,050
Monies owed to related party for services performed			262,276	372,763	218,195
Monies paid, net			(249,194)	(360,141)	(203,145)
Ending Balance			21,106	27,672	15,050
Former Chief Executive Officer [Member]
Due to Related Parties, Current [Roll Forward]
Beginning Balance			62,500	62,500	100,000
Monies owed to related party for services performed				9,000
Monies paid, net				(71,500)	(37,500)
Ending Balance					62,500
Former Chief Business Development Officer [Member]
Due to Related Parties, Current [Roll Forward]
Beginning Balance					16,058
Monies owed to related party for services performed				7,515	84,500
Monies paid, net				(7,515)	(100,558)
Ending Balance